Notes receivable from employees	12 Months Ended
Dec. 31, 2021
Notes Receivable From Employees
Notes receivable from employees

Note 10.     Notes receivable from employees

As at December 31, 2021, the notes receivable from employees and related parties consisted of a loan to an employee for CHF 61,818 (USD 67,798). The loan bears an interest rate of 0.5% per annum. The loan and accrued interest were initially to be repaid in full on or before December 31, 2021, extended to December 31, 2022. In exchange for the loan, the employee has pledged the 60,000 ESOP options that he holds on WIHN Class B Shares (see Note 35).